Intangible Assets, Net - Schedule of Intangible Assets (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Intangible Assets [Line Items]
Total	¥ 72,402	¥ 74,620
Less: Accumulated amortization	(33,094)	(16,304)
Less:Impairment loss	(39,308)
Intangible asset, net		58,316
Software [Member]
Schedule of Intangible Assets [Line Items]
Sub-total	5,900	5,900
Noncompete Agreements [Member]
Schedule of Intangible Assets [Line Items]
Sub-total	9,773	9,773
Agent resources [Member]
Schedule of Intangible Assets [Line Items]
Sub-total	35,929	35,929
Brokerage license [Member]
Schedule of Intangible Assets [Line Items]
Sub-total	23,018	23,018
Sub-total [Member]
Schedule of Intangible Assets [Line Items]
Sub-total	74,620	74,620
Disposal [Member]
Schedule of Intangible Assets [Line Items]
Disposal	¥ (2,218)